Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/2011
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$181,510,958.20	0.7891781	$148,109,135.16	0.6439528	$33,401,823.04
Class A-2 Notes	$315,000,000.00	1.0000000	$315,000,000.00	1.0000000	$-
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$955,770,958.20	0.9517166	$922,369,135.16	0.9184565	$33,401,823.04

Weighted Avg. Coupon (WAC)	4.38%		4.38%
Weighted Avg. Remaining Maturity (WARM)	54.51		53.61
Pool Receivables Balance	$1,064,393,276.85		$1,033,249,337.71
Remaining Number of Receivables	62,429		61,652

Adjusted Pool Balance	$1,042,059,551.15		$1,011,832,685.83

III. COLLECTIONS

Principal:
Principal Collections	$31,011,584.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$63,072.71
Total Principal Collections	$31,074,657.44

Interest:
Interest Collections	$3,820,123.58
Late Fees & Other Charges	$37,626.83
Interest on Repurchase Principal	$-
Total Interest Collections	$3,857,750.41

Collection Account Interest	$2,912.35
Reserve Account Interest	$437.87
Servicer Advances	$-

Total Collections	$34,935,758.07

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/2011
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$34,935,758.07
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,935,758.07
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$886,994.40		$886,994.40	$886,994.40
Collection Account Interest					$2,912.35
Late Fees & Other Charges					$37,626.83
Total due to Servicer					$927,533.58

2. Class A Noteholders Interest:
Class A-1 Notes		$51,869.78		$51,869.78
Class A-2 Notes		$162,750.00		$162,750.00
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$606,401.45		$606,401.45	$606,401.45

Available Funds Remaining:					$33,401,823.04

3. Principal Distribution Amount:					$33,401,823.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$33,401,823.04
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		54,870,553.30		$33,401,823.04
Total Noteholders Principal				$33,401,823.04

4. Available Amounts Remaining to reserve account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,333,725.70
Beginning Period Amount	$22,333,725.70
Current Period Amortization	$917,073.82
Ending Period Required Amount	$21,416,651.88
Ending Period Amount	$21,416,651.88
Next Distribution Date Required Amount	$20,519,165.88

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$86,288,592.95	$89,463,550.67	$110,932,280.93
Overcollateralization as a % of Adjusted Pool		8.28%	8.84%	10.96%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/2011
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.24%	61,185	99.16%	$1,024,607,881.10
30 - 60 Days	0.63%	387	0.69%	$7,127,204.26
61 - 90 Days	0.12%	73	0.14%	$1,397,751.85
91 + Days	0.01%	7	0.01%	$116,500.50
		61,652		$1,033,249,337.71
Total
Delinquent Receivables 61 + days past due	0.13%	80	0.15%	$1,514,252.35
Delinquent Receivables 61 + days past due	0.07%	41	0.07%	$759,008.97
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.07%		0.07%

Repossession in Current Period		16		$286,880.63
Repossession Inventory		17		$242,577.39

Charge-Offs
Gross Principal of Charge-Off for Current Period				$132,354.41
Recoveries				$(63,072.71)
Net Charge-offs for Current Period				$69,281.70

Beginning Pool Balance for Current Period				$1,064,393,276.85

Net Loss Ratio				0.08%
Net Loss Ratio for 1st Preceding Collection Period				0.06%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.04%

Cumulative Net Losses for All Periods				$120,443.46
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$3,576,085.33
Number of Extensions				177

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